Tax expense (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Domestic tax rate percentage	25.00%	26.00%	27.50%
accumulated tax losses	$ 27,055,094	$ 24,937,802